Business Segment Information - Net Sales by Geographic Region Based on Product Shipment Destination (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Segment Reporting Information [Line Items]
Net sales	$ 595,602	$ 544,752	$ 528,238	$ 480,229	$ 372,780	$ 463,028	$ 450,343	$ 438,158	$ 383,552	$ 1,583,855	$ 1,381,247	$ 1,925,999	$ 1,735,081	$ 1,721,116
Fire and Emergency Segment [Member]
Segment Reporting Information [Line Items]
Net sales	262,092		218,144							666,465	523,969	768,053	620,161	567,714
Commercial [Member]
Segment Reporting Information [Line Items]
Net sales	154,421		182,946							444,166	499,760	679,033	701,980	654,432
Commercial [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales	256									3,236
Recreation [Member]
Segment Reporting Information [Line Items]
Net sales	177,874		127,148							470,917	357,518	478,071	412,940	498,970
Recreation [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales	3,184		2,814							9,666	8,186	10,556	10,039	10,399
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Net sales	1,215									2,307		842
Corporate and Other [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales	$ (3,440)		$ (2,814)							$ (12,902)	$ (8,186)	(10,556)	(10,039)	(10,399)
U.S.and Canada [Member]
Segment Reporting Information [Line Items]
Net sales												1,907,085	1,682,197	1,671,414
U.S.and Canada [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales												10,556	10,039	10,399
U.S.and Canada [Member] | Corporate Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales												(10,556)	(10,039)	(10,399)
U.S.and Canada [Member] | Fire and Emergency Segment [Member]
Segment Reporting Information [Line Items]
Net sales												758,549	589,311	529,849
U.S.and Canada [Member] | Commercial [Member]
Segment Reporting Information [Line Items]
Net sales												672,673	685,382	642,701
U.S.and Canada [Member] | Recreation [Member]
Segment Reporting Information [Line Items]
Net sales												475,021	407,504	498,864
U.S.and Canada [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Net sales												842
Europe/Africa [Member]
Segment Reporting Information [Line Items]
Net sales												1,107	1,744	3,393
Europe/Africa [Member] | Fire and Emergency Segment [Member]
Segment Reporting Information [Line Items]
Net sales												653	720	2,433
Europe/Africa [Member] | Commercial [Member]
Segment Reporting Information [Line Items]
Net sales												454	1,024	960
Middle East [Member]
Segment Reporting Information [Line Items]
Net sales												3,416	24,112	24,063
Middle East [Member] | Fire and Emergency Segment [Member]
Segment Reporting Information [Line Items]
Net sales												3,416	23,924	23,693
Middle East [Member] | Commercial [Member]
Segment Reporting Information [Line Items]
Net sales													188	370
Rest of World [Member]
Segment Reporting Information [Line Items]
Net sales												14,391	27,028	22,246
Rest of World [Member] | Fire and Emergency Segment [Member]
Segment Reporting Information [Line Items]
Net sales												5,435	6,206	11,739
Rest of World [Member] | Commercial [Member]
Segment Reporting Information [Line Items]
Net sales												5,906	15,386	10,401
Rest of World [Member] | Recreation [Member]
Segment Reporting Information [Line Items]
Net sales												$ 3,050	$ 5,436	$ 106